UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 1, 2013 - June 30, 2014

Courtney R. Taylor

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name : American High-Income Municipal Bond Fund Reporting Period : July 01, 2013 - June 30, 2014

American Airlines Group Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	AAL	CUSIP 02376R102	06/04/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect James F. Albaugh	Mgmt	For	For	For
	2	Elect Jeffrey D. Benjamin	Mgmt	For	For	For
	3	Elect John T. Cahill	Mgmt	For	For	For
	4	Elect Michael J. Embler	Mgmt	For	For	For
	5	Elect Matthew J. Hart	Mgmt	For	For	For
	6	Elect Alberto Ibargüen	Mgmt	For	For	For
	7	Elect Richard C. Kraemer	Mgmt	For	For	For
	8	Elect Denise M. O'Leary	Mgmt	For	For	For
	9	Elect W. Douglas Parker	Mgmt	For	For	For
	10	Elect Ray M. Robinson	Mgmt	For	For	For
	11	Elect Richard P. Schifter	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

(Registrant)

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: August 27, 2014